Consolidated Balance Sheets (Parenthetical) - € / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	€ 0	€ 0
Common stock, shares authorized	59,700,000	59,700,000
Common stock, shares issued	19,146,468	18,289,866
Common stock, shares outstanding	19,146,468	18,289,866